INCOME TAXES - Net Deferred Income Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	$ (1,394.7)	$ (1,749.2)
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	353.1	346.7
Recognized in other comprehensive income	1.3	(1.0)
Reclassification	(9.0)	8.8
Closing balance	(1,049.3)	(1,394.7)
Deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	67.3	63.0
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(42.6)	4.3
Recognized in other comprehensive income	0.0	0.0
Reclassification	0.0	0.0
Closing balance	24.7	67.3
Amounts related to tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	76.7	91.4
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	66.0	(14.7)
Recognized in other comprehensive income	0.0	0.0
Reclassification	(9.0)	0.0
Closing balance	133.7	76.7
Financing costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	23.8	0.8
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(21.2)	23.0
Recognized in other comprehensive income	0.0	0.0
Reclassification	0.0	0.0
Closing balance	2.6	23.8
Decommissioning, restoration and similar liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	16.0	23.1
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(0.2)	(7.1)
Recognized in other comprehensive income	0.0	0.0
Reclassification	0.0	0.0
Closing balance	15.8	16.0
Derivative liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0.0	0.8
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(2.8)	0.2
Recognized in other comprehensive income	1.4	(1.0)
Reclassification	0.0	0.0
Closing balance	(1.4)	0.0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(1,578.0)	(1,572.7)
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	352.0	(14.1)
Recognized in other comprehensive income	0.0	0.0
Reclassification	0.0	8.8
Closing balance	(1,226.0)	(1,578.0)
Unrealized foreign exchange losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(4.6)	(384.4)
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	4.6	379.8
Recognized in other comprehensive income	0.0	0.0
Reclassification	0.0	0.0
Closing balance	0.0	(4.6)
Available-for-sale securities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	0.0	0.0
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	0.1	0.0
Recognized in other comprehensive income	(0.1)	0.0
Reclassification	0.0	0.0
Closing balance	0.0	0.0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	4.1	28.8
Changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	(2.8)	(24.7)
Recognized in other comprehensive income	0.0	0.0
Reclassification	0.0	0.0
Closing balance	$ 1.3	$ 4.1